Stock Options	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock Options

Note 11. Stock Options

A summary of options granted and outstanding is presented below.

	June 30, 2023
	Options	Weighted Average Exercise Price
Outstanding at Beginning of year	1,358,122	$4.37
Granted	1,025,000	1.37
Forfeited	(25,714)	1.75
Outstanding at end of period	2,357,408	$3.08

Exercisable at end of period	1,665,378	$3.63

During the six months ended June 30, 2023 , the Company granted five-year options (the “Options”) to purchase a total of 975,000 shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”) to its directors, executive officers, employees and consultants pursuant to the Company’s. 2022 and 2023 Equity Incentive Plans. The Options are exercisable at $1.37 per share which was the closing price on January 25, 2023. Of the Options granted, Options to purchase an aggregate of 495,000 shares of Common Stock were issued to executive officers Options to purchase an aggregate of 455,000 shares of Common Stock were issued to directors and Options to purchase an aggregate of 25,000 shares of Common Stock to employees and a consultant. In connection with an employment agreement the Company granted five-year options to purchase 50,000 shares of common stock in February 2023 under the 2022 Equity Incentive Plan. (See Note 15).

On January 25, 2023, the Company’s Board of Directors adopted the 2023 Equity Incentive Plan (the “2023 Plan”). The 2023 Plan provides for the issuance of up to 1,400,000 options and/or shares of restricted stock to be available for issuance to officers, directors, employees and consultants. The 2023 Plan is subject to shareholder approval at the annual meeting.

As of June 30, 2023, there was $725,355 in unrecognized stock-based compensation related to unvested stock options, which is expected to be recognized over a weighted average period of forty months.

The following table summarizes information about options outstanding at June 30, 2023:

Exercise Prices	Shares Outstanding	Weighted Average Remaining Contractual Life	Shares Exercisable

$1.21	307,500	4.42	233,719
$1.30	50,000	4.71	18,750
$1.37	975,000	4.67	437,032
$1.39	10,000	4.17	10,000
$1.75	42,857	2.75	42,857
$2.80	141,429	1.00	141,429
$4.25	50,000	4.00	50,000
$4.38	244,286	1.75	244,286
$7.00	536,336	2.50	477,305

SHARPS TECHNOLOGY, INC.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE NINE MONTHS ENDED JUNE 30, 2023 AND 2022

Note 11. Stock Options (continued)

For the three and six months ended June 30, 2023, the Company recognized stock-based compensation expense of $234,610 and $617,711 respectively, recorded in general and administrative. For the three and six months ended June 30, 2022, the recognized stock-based compensation expense of $365,606 and $589,553 respectively, of which $39,870 and $50,182 was recorded in general and administrative and research and development expenses, respectively. Further, for the three months ended March 31, 2022, the Company recorded stock-based charges relating to consideration for purchase of machinery of $63,512 (see Note 4) and $40,901 relating to an Acquisition (see Note 5).

The fair value of stock option awards accounted for under ASC 718 was estimated at the date of grant using a Black-Scholes option-pricing model with the following assumptions for the options granted during the six months ended June 30, 2023.

Expected term (years)	2.88 to 3.25
Expected volatility	75.40% to 89.93%
Risk-free interest rate	3.71% to 4.27%
Dividend rate	0%

Note 11. Stock Options

A summary of options granted and outstanding is presented below.

	2022		2021
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding at Beginning of year	1,137,479	$5.18	792,857	$3.64
Granted	367,500	1.63	511,764	7.00
Cancelled	(3,571)	(4.38)	(21,875)	(4.38)
Forfeited	(143,286)	$(3.77)	(145,157)	$(2.57)

Outstanding at end of year	1,358,122	$4.37	1,137,479	$5.18

Exercisable at end of year	1,132,861	$4.59	825,847	$5.38

During the years ended December 31, 2022 and 2021, the estimated weighted-average grant-date fair value of options granted was $1.63 per share and $4.55 per share, respectively. As of December 31, 2022 and 2021, there was $475,097 and $1,260,990, respectively, of unrecognized stock-based compensation related to unvested stock options, which is expected to be recognized over a weighted-average period sixteen months as of December 31, 2022.

The following table summarizes information about options outstanding at December 31, 2022:

Exercise Prices	Options Outstanding	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life	Options Exercisable	Aggregate Intrinsic Value on Exercisable Shares

$1.21	307,500	-	4.42	168,551	$-
$1.39	10,000	-	4.67	10,000	$-
$1.75	68,571	-	.25	68,571	$-
$2.80	141,429	-	.50	141,429	$-
$4.25	50,000	-	4.50	37,500	$-
$4.38	244,286	-	2.25	244,286	$-
$7.00	536,336	-	3.00	462,524	$-

The aggregate intrinsic values of stock options outstanding and exercised December 31, 2022 were calculated as the difference between the exercise price of the options and the fair value of the Company’s common stock on December 31, 2022.

In 2022 and 2021, the Company recognized stock-based compensation expense of $1,012,592, of which $915,796 and $96,795 was recorded in general and administrative and research and development expenses, respectively and $1,195,819, of which $1,091,227 and $105,592 was recorded in general and administrative and research and development expenses, respectively. Further, in 2022, the Company recorded stock-based charges of $63,612 relating to purchase of machinery (See Note 4) and $60,435 relating to an Acquisition. (See Note 5) and in 2021, the Company recorded stock-based charges relating to consideration for purchase of machinery of $253,337 (see Note 4) and relating to an Acquisition for $122,701 (see Note 5).

The fair value of stock option awards accounted for under ASC 718 was estimated at the date of grant using a Black-Scholes option-pricing model with the following assumptions:

	Year Ended December 31, 2022	Year Ended December 31, 2021
Expected term (years)	2.50 to 3.00	2.50 to 3.25
Expected volatility	100.81% to 110.74%	97.26% to 116.06%
Risk-free interest rate	2.90% to 3.47%	0.18% - .81%
Dividend rate	0%	0%

SHARPS TECHNOLOGY, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021